Annual Total Returns - Fidelity Flex Government Money Market Fund [BarChart] - 04.30 Fidelity Flex Government Money Market Fund PRO-09 - Fidelity Flex Government Money Market Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Government Money Market Fund
Bar Chart Table:
Annual Return 2018	1.91%
Annual Return 2019	2.27%
Annual Return 2020	0.49%
Annual Return 2021	0.07%